SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives of Property, Plant and Equipment (Details 3)	12 Months Ended
Dec. 31, 2013
Buildings | Lower Range
Estimated useful lives	25 years
Buildings | Upper Range
Estimated useful lives	40 years
Building Improvements | Lower Range
Estimated useful lives	3 years
Building Improvements | Upper Range
Estimated useful lives	10 years
Machinery and Equipment | Lower Range
Estimated useful lives	3 years
Machinery and Equipment | Upper Range
Estimated useful lives	20 years
Furniture, fixtures and equipment | Lower Range
Estimated useful lives	3 years
Furniture, fixtures and equipment | Upper Range
Estimated useful lives	7 years
Leasehold Improvements
Estimated useful life	shorter of the lease term or estimated useful life of the asset